100% Treasury Money Market Fund Summary

Class/Ticker: Class A - WFTXX

Summary Prospectus

June 1, 2014

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI") dated June 1, 2014 are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.26%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.77%
Fee Waiver	0.12%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.65%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$66
3 Years	$234
5 Years	$416
10 Years	$943

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. Although a Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Although the SEC amended its rule relating to money market funds in 2010 to impose more stringent maturity limits, higher credit quality standards and greater liquidity requirements on money market funds, further changes to the regulation of money market funds may occur. Such changes could affect money market fund investments or operations in ways that could adversely affect investors' yields, net asset values or access to their investments.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Class A

Highest Quarter: 4th Quarter 2006	+1.10%
Lowest Quarter: 3rd Quarter 2013	0.00%
Year-to-date total return as of 3/31/2014 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	11/8/1999	0.00%	0.01%	1.23%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
 Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

SUPPLEMENT TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND
STATEMENTS OF ADDITIONAL INFORMATION
OF
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
(Each, a “Fund” and together, the “Funds”)

At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds (the “Board”) approved the following changes in response to the Securities and Exchange Commission’s 2014 amendments to rules governing money market funds, to become effective on or prior to October 14, 2016:

Retail Money Market Funds

The Board has preliminarily designated the following Funds as “retail money market funds”, within the meaning of amended Rule 2a-7 under the Investment Company Act of 1940 (the “Retail Money Market Funds”):

  Wells Fargo Advantage Money Market Fund
  Wells Fargo Advantage California Municipal Money Market Fund
  Wells Fargo Advantage Municipal Money Market Fund
  Wells Fargo Advantage National Tax-Free Money Market Fund

The Board has approved preliminary policies and procedures that are reasonably designed to limit all beneficial owners of the Retail Money Market Funds to natural persons and that will be implemented on or prior to October 14, 2016.  The Retail Money Market Funds will continue to use amortized cost to transact at a stable $1.00 net asset value (“NAV”). The Retail Money Market Funds will be required to adopt policies and procedures to authorize the imposition of a fee on redemptions (“liquidity fee”) and/or a suspension of redemptions (“redemption gate”) in the event that a Fund’s weekly liquid assets fall below designated thresholds, subject to the discretion of the Board.

Institutional Money Market Funds

The Board has not designated the following Funds as “retail money market funds” (the “Institutional Money Market Funds”):

  Wells Fargo Advantage Heritage Money Market Fund
  Wells Fargo Advantage Cash Investment Money Market Fund
  Wells Fargo Advantage Municipal Cash Management Money Market Fund

The Institutional Money Market Funds will be required to transact at their market-based NAV, rounded to four decimal places. The Institutional Money Market Funds will also be required to adopt policies and procedures to authorize the imposition a liquidity fee and/or redemption gate in the event that a Fund’s weekly liquid assets fall below designated thresholds, subject to the discretion of the Board.  The Institutional Money Market Funds will not be limited to institutional investors, but will continue to be available to retail investors as well.

Government Money Market Funds

The following Funds will continue to be “government money market funds”, within the meaning of amended Rule 2a-7 under the Investment Company Act of 1940 (the “Government Money Market Funds”):

  Wells Fargo Advantage Government Money Market Fund
  Wells Fargo Advantage Treasury Plus Money Market Fund
  Wells Fargo Advantage 100% Treasury Money Market Fund

The Government Money Market Funds will continue to use amortized cost to transact at a stable $1.00 NAV. The Board has determined that it has no current intention of voluntarily adopting liquidity fees or redemption gates for the Government Money Market Funds.

May 21, 2015                                                                                                                      MMAM055/P1203SP

100% Treasury Money Market Fund Summary

Class/Ticker: Administrator Class - WTRXX

Summary Prospectus

June 1, 2014

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI") dated June 1, 2014 are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.26%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.50%
Fee Waiver	0.20%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.30%
1.	The Adviser has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$31
3 Years	$140
5 Years	$260
10 Years	$609

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. Although a Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Although the SEC amended its rule relating to money market funds in 2010 to impose more stringent maturity limits, higher credit quality standards and greater liquidity requirements on money market funds, further changes to the regulation of money market funds may occur. Such changes could affect money market fund investments or operations in ways that could adversely affect investors' yields, net asset values or access to their investments.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 4th Quarter 2006	+1.14%
Lowest Quarter: 1st Quarter 2013	0.00%
Year-to-date total return as of 3/31/2014 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	6/30/2010	0.00%	0.01%	1.31%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

SUPPLEMENT TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND
STATEMENTS OF ADDITIONAL INFORMATION
OF
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
(Each, a “Fund” and together, the “Funds”)

At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds (the “Board”) approved the following changes in response to the Securities and Exchange Commission’s 2014 amendments to rules governing money market funds, to become effective on or prior to October 14, 2016:

Retail Money Market Funds

The Board has preliminarily designated the following Funds as “retail money market funds”, within the meaning of amended Rule 2a-7 under the Investment Company Act of 1940 (the “Retail Money Market Funds”):

  Wells Fargo Advantage Money Market Fund
  Wells Fargo Advantage California Municipal Money Market Fund
  Wells Fargo Advantage Municipal Money Market Fund
  Wells Fargo Advantage National Tax-Free Money Market Fund

The Board has approved preliminary policies and procedures that are reasonably designed to limit all beneficial owners of the Retail Money Market Funds to natural persons and that will be implemented on or prior to October 14, 2016.  The Retail Money Market Funds will continue to use amortized cost to transact at a stable $1.00 net asset value (“NAV”). The Retail Money Market Funds will be required to adopt policies and procedures to authorize the imposition of a fee on redemptions (“liquidity fee”) and/or a suspension of redemptions (“redemption gate”) in the event that a Fund’s weekly liquid assets fall below designated thresholds, subject to the discretion of the Board.

Institutional Money Market Funds

The Board has not designated the following Funds as “retail money market funds” (the “Institutional Money Market Funds”):

  Wells Fargo Advantage Heritage Money Market Fund
  Wells Fargo Advantage Cash Investment Money Market Fund
  Wells Fargo Advantage Municipal Cash Management Money Market Fund

The Institutional Money Market Funds will be required to transact at their market-based NAV, rounded to four decimal places. The Institutional Money Market Funds will also be required to adopt policies and procedures to authorize the imposition a liquidity fee and/or redemption gate in the event that a Fund’s weekly liquid assets fall below designated thresholds, subject to the discretion of the Board.  The Institutional Money Market Funds will not be limited to institutional investors, but will continue to be available to retail investors as well.

Government Money Market Funds

The following Funds will continue to be “government money market funds”, within the meaning of amended Rule 2a-7 under the Investment Company Act of 1940 (the “Government Money Market Funds”):

  Wells Fargo Advantage Government Money Market Fund
  Wells Fargo Advantage Treasury Plus Money Market Fund
  Wells Fargo Advantage 100% Treasury Money Market Fund

The Government Money Market Funds will continue to use amortized cost to transact at a stable $1.00 NAV. The Board has determined that it has no current intention of voluntarily adopting liquidity fees or redemption gates for the Government Money Market Funds.

May 21, 2015                                                                                                                      MMAM055/P1203SP

100% Treasury Money Market Fund Summary

Class/Ticker: Institutional Class - WOTXX

Summary Prospectus

November 1, 2014

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI") dated November 1, 2014 are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.26%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.38%
Fee Waiver	0.18%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.20%
1.	The Adviser has committed through May 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$104
5 Years	$195
10 Years	$463

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. Although a Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Although the SEC amended its rule relating to money market funds in 2010 to impose more stringent maturity limits, higher credit quality standards and greater liquidity requirements on money market funds, further changes to the regulation of money market funds may occur. Such changes could affect money market fund investments or operations in ways that could adversely affect investors' yields, net asset values or access to their investments.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Institutional Class1

Highest Quarter: 4th Quarter 2006	+1.14%
Lowest Quarter: 1st Quarter 2013	+0.00%
Year-to-date total return as of 9/30/2014 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2013[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	10/31/2014	0.00%	0.01%	1.31%
1.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administration Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class would be higher. The Institutional Class annual returns are substantially similar to what the Administration Class annual returns would be because the Institutional Class and Administration Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

SUPPLEMENT TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND
STATEMENTS OF ADDITIONAL INFORMATION
OF
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
(Each, a “Fund” and together, the “Funds”)

At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds (the “Board”) approved the following changes in response to the Securities and Exchange Commission’s 2014 amendments to rules governing money market funds, to become effective on or prior to October 14, 2016:

Retail Money Market Funds

The Board has preliminarily designated the following Funds as “retail money market funds”, within the meaning of amended Rule 2a-7 under the Investment Company Act of 1940 (the “Retail Money Market Funds”):

  Wells Fargo Advantage Money Market Fund
  Wells Fargo Advantage California Municipal Money Market Fund
  Wells Fargo Advantage Municipal Money Market Fund
  Wells Fargo Advantage National Tax-Free Money Market Fund

The Board has approved preliminary policies and procedures that are reasonably designed to limit all beneficial owners of the Retail Money Market Funds to natural persons and that will be implemented on or prior to October 14, 2016.  The Retail Money Market Funds will continue to use amortized cost to transact at a stable $1.00 net asset value (“NAV”). The Retail Money Market Funds will be required to adopt policies and procedures to authorize the imposition of a fee on redemptions (“liquidity fee”) and/or a suspension of redemptions (“redemption gate”) in the event that a Fund’s weekly liquid assets fall below designated thresholds, subject to the discretion of the Board.

Institutional Money Market Funds

The Board has not designated the following Funds as “retail money market funds” (the “Institutional Money Market Funds”):

  Wells Fargo Advantage Heritage Money Market Fund
  Wells Fargo Advantage Cash Investment Money Market Fund
  Wells Fargo Advantage Municipal Cash Management Money Market Fund

The Institutional Money Market Funds will be required to transact at their market-based NAV, rounded to four decimal places. The Institutional Money Market Funds will also be required to adopt policies and procedures to authorize the imposition a liquidity fee and/or redemption gate in the event that a Fund’s weekly liquid assets fall below designated thresholds, subject to the discretion of the Board.  The Institutional Money Market Funds will not be limited to institutional investors, but will continue to be available to retail investors as well.

Government Money Market Funds

The following Funds will continue to be “government money market funds”, within the meaning of amended Rule 2a-7 under the Investment Company Act of 1940 (the “Government Money Market Funds”):

  Wells Fargo Advantage Government Money Market Fund
  Wells Fargo Advantage Treasury Plus Money Market Fund
  Wells Fargo Advantage 100% Treasury Money Market Fund

The Government Money Market Funds will continue to use amortized cost to transact at a stable $1.00 NAV. The Board has determined that it has no current intention of voluntarily adopting liquidity fees or redemption gates for the Government Money Market Funds.

May 21, 2015                                                                                                                      MMAM055/P1203SP

100% Treasury Money Market Fund Summary

Class/Ticker: Service Class - NWTXX

Summary Prospectus

June 1, 2014

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI") dated June 1, 2014 are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.26%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.67%
Fee Waiver	0.17%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.50%
1.	The Adviser has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$51
3 Years	$197
5 Years	$356
10 Years	$818

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. Although a Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Although the SEC amended its rule relating to money market funds in 2010 to impose more stringent maturity limits, higher credit quality standards and greater liquidity requirements on money market funds, further changes to the regulation of money market funds may occur. Such changes could affect money market fund investments or operations in ways that could adversely affect investors' yields, net asset values or access to their investments.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Service Class

Highest Quarter: 4th Quarter 2006	+1.14%
Lowest Quarter: 3rd Quarter 2013	0.00%
Year-to-date total return as of 3/31/2014 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	12/3/1990	0.00%	0.01%	1.31%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

SUPPLEMENT TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND
STATEMENTS OF ADDITIONAL INFORMATION
OF
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
(Each, a “Fund” and together, the “Funds”)

At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds (the “Board”) approved the following changes in response to the Securities and Exchange Commission’s 2014 amendments to rules governing money market funds, to become effective on or prior to October 14, 2016:

Retail Money Market Funds

The Board has preliminarily designated the following Funds as “retail money market funds”, within the meaning of amended Rule 2a-7 under the Investment Company Act of 1940 (the “Retail Money Market Funds”):

  Wells Fargo Advantage Money Market Fund
  Wells Fargo Advantage California Municipal Money Market Fund
  Wells Fargo Advantage Municipal Money Market Fund
  Wells Fargo Advantage National Tax-Free Money Market Fund

The Board has approved preliminary policies and procedures that are reasonably designed to limit all beneficial owners of the Retail Money Market Funds to natural persons and that will be implemented on or prior to October 14, 2016.  The Retail Money Market Funds will continue to use amortized cost to transact at a stable $1.00 net asset value (“NAV”). The Retail Money Market Funds will be required to adopt policies and procedures to authorize the imposition of a fee on redemptions (“liquidity fee”) and/or a suspension of redemptions (“redemption gate”) in the event that a Fund’s weekly liquid assets fall below designated thresholds, subject to the discretion of the Board.

Institutional Money Market Funds

The Board has not designated the following Funds as “retail money market funds” (the “Institutional Money Market Funds”):

  Wells Fargo Advantage Heritage Money Market Fund
  Wells Fargo Advantage Cash Investment Money Market Fund
  Wells Fargo Advantage Municipal Cash Management Money Market Fund

The Institutional Money Market Funds will be required to transact at their market-based NAV, rounded to four decimal places. The Institutional Money Market Funds will also be required to adopt policies and procedures to authorize the imposition a liquidity fee and/or redemption gate in the event that a Fund’s weekly liquid assets fall below designated thresholds, subject to the discretion of the Board.  The Institutional Money Market Funds will not be limited to institutional investors, but will continue to be available to retail investors as well.

Government Money Market Funds

The following Funds will continue to be “government money market funds”, within the meaning of amended Rule 2a-7 under the Investment Company Act of 1940 (the “Government Money Market Funds”):

  Wells Fargo Advantage Government Money Market Fund
  Wells Fargo Advantage Treasury Plus Money Market Fund
  Wells Fargo Advantage 100% Treasury Money Market Fund

The Government Money Market Funds will continue to use amortized cost to transact at a stable $1.00 NAV. The Board has determined that it has no current intention of voluntarily adopting liquidity fees or redemption gates for the Government Money Market Funds.

May 21, 2015                                                                                                                      MMAM055/P1203SP

100% Treasury Money Market Fund Summary

Class/Ticker: Sweep Class - N/A

Summary Prospectus

June 1, 2014

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI") dated June 1, 2014 are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.26%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	1.12%
Fee Waiver	0.12%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.00%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$102
3 Years	$344
5 Years	$605
10 Years	$1,352

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. Although a Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Although the SEC amended its rule relating to money market funds in 2010 to impose more stringent maturity limits, higher credit quality standards and greater liquidity requirements on money market funds, further changes to the regulation of money market funds may occur. Such changes could affect money market fund investments or operations in ways that could adversely affect investors' yields, net asset values or access to their investments.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Sweep Class

Highest Quarter: 4th Quarter 2006	+1.14%
Lowest Quarter: 1st Quarter 2013	0.00%
Year-to-date total return as of 3/31/2014 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Sweep Class	6/30/2010	0.00%	0.01%	1.31%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

You can buy Sweep Class shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into Sweep Class shares. Please contact your shareholder servicing agent for more information.

Minimum Investments	To Buy or Sell Shares
Fund shares have no minimum initial or subsequent purchase requirements.	Contact your shareholder servicing agent.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

SUPPLEMENT TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND
STATEMENTS OF ADDITIONAL INFORMATION
OF
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
(Each, a “Fund” and together, the “Funds”)

At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds (the “Board”) approved the following changes in response to the Securities and Exchange Commission’s 2014 amendments to rules governing money market funds, to become effective on or prior to October 14, 2016:

Retail Money Market Funds

The Board has preliminarily designated the following Funds as “retail money market funds”, within the meaning of amended Rule 2a-7 under the Investment Company Act of 1940 (the “Retail Money Market Funds”):

  Wells Fargo Advantage Money Market Fund
  Wells Fargo Advantage California Municipal Money Market Fund
  Wells Fargo Advantage Municipal Money Market Fund
  Wells Fargo Advantage National Tax-Free Money Market Fund

The Board has approved preliminary policies and procedures that are reasonably designed to limit all beneficial owners of the Retail Money Market Funds to natural persons and that will be implemented on or prior to October 14, 2016.  The Retail Money Market Funds will continue to use amortized cost to transact at a stable $1.00 net asset value (“NAV”). The Retail Money Market Funds will be required to adopt policies and procedures to authorize the imposition of a fee on redemptions (“liquidity fee”) and/or a suspension of redemptions (“redemption gate”) in the event that a Fund’s weekly liquid assets fall below designated thresholds, subject to the discretion of the Board.

Institutional Money Market Funds

The Board has not designated the following Funds as “retail money market funds” (the “Institutional Money Market Funds”):

  Wells Fargo Advantage Heritage Money Market Fund
  Wells Fargo Advantage Cash Investment Money Market Fund
  Wells Fargo Advantage Municipal Cash Management Money Market Fund

The Institutional Money Market Funds will be required to transact at their market-based NAV, rounded to four decimal places. The Institutional Money Market Funds will also be required to adopt policies and procedures to authorize the imposition a liquidity fee and/or redemption gate in the event that a Fund’s weekly liquid assets fall below designated thresholds, subject to the discretion of the Board.  The Institutional Money Market Funds will not be limited to institutional investors, but will continue to be available to retail investors as well.

Government Money Market Funds

The following Funds will continue to be “government money market funds”, within the meaning of amended Rule 2a-7 under the Investment Company Act of 1940 (the “Government Money Market Funds”):

  Wells Fargo Advantage Government Money Market Fund
  Wells Fargo Advantage Treasury Plus Money Market Fund
  Wells Fargo Advantage 100% Treasury Money Market Fund

The Government Money Market Funds will continue to use amortized cost to transact at a stable $1.00 NAV. The Board has determined that it has no current intention of voluntarily adopting liquidity fees or redemption gates for the Government Money Market Funds.

May 21, 2015                                                                                                                      MMAM055/P1203SP